Income tax (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Income tax
Income tax expense	$ 1,511	$ 1,866		$ 3,421	$ 3,975
Non-cash income tax expense	220	214	$ 220	422	412
Increases in uncertain tax positions	211	$ 407		211	$ 407
Unrecognized tax benefits	$ 1,936			$ 1,936		$ 1,725